Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

April 30, 2020

Dates Covered
Collections Period	04/01/20 - 04/30/20
Interest Accrual Period	04/15/20 - 05/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/20	98,980,486.37	12,836
Yield Supplement Overcollateralization Amount 03/31/20	1,494,959.05	0
Receivables Balance 03/31/20	100,475,445.42	12,836
Principal Payments	6,439,923.99	274
Defaulted Receivables	204,536.82	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/20	1,335,631.53	0
Pool Balance at 04/30/20	92,495,353.08	12,547

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.22%
Prepayment ABS Speed	1.05%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	1,136,733.34	106
Past Due 61-90 days	391,263.80	38
Past Due 91-120 days	224,988.09	23
Past Due 121+ days	0.00	0
Total	1,752,985.23	167

Total 31+ Delinquent as % Ending Pool Balance	1.90%
Total 61+ Delinquent as % Ending Pool Balance	0.67%
Delinquency Trigger Occurred	NO

Recoveries	108,355.62
Aggregate Net Losses/(Gains) - April 2020	96,181.20
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.15%
Prior Net Losses Ratio	0.71%
Second Prior Net Losses Ratio	0.20%
Third Prior Net Losses Ratio	0.82%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.41%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	8,785,976.54
Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	5.76%
Weighted Average Remaining Term	20.84

Flow of Funds	$ Amount
Collections	7,188,807.71
Investment Earnings on Cash Accounts	5,003.70
Servicing Fee (1)	(173,900.85)
Transfer to Collection Account	0.00
Available Funds	7,019,910.56
Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	117,267.33
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	6,485,133.29
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	417,509.94
(10) Collection Account Redeposits	0.00

Total Distributions of Available Funds	7,019,910.56

Servicing Fee	173,900.85
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	(90,171.31)

Note Balances & Note Factors	$ Amount
Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 04/15/20	90,194,509.83
Principal Paid	6,485,133.29
Note Balance @ 05/15/20	83,709,376.54

Class A-1
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-2
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-3
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-4
Note Balance @ 04/15/20	72,164,509.83
Principal Paid	6,485,133.29
Note Balance @ 05/15/20	65,679,376.54
Note Factor @ 05/15/20	87.8066531%

Class B
Note Balance @ 04/15/20	18,030,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	18,030,000.00
Note Factor @ 05/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	117,267.33
Total Principal Paid	6,485,133.29
Total Paid	6,602,400.62

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.95000%
Interest Paid	117,267.33
Principal Paid	6,485,133.29
Total Paid to A-4 Holders	6,602,400.62

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1365431
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.5511257
Total Distribution Amount	7.6876688

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.5677451
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	86.6996429
Total A-4 Distribution Amount	88.2673880

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/20	22,196,494.13
Investment Earnings	4,902.69
Investment Earnings Paid	(4,902.69)
Deposit/(Withdrawal)	-
Balance as of 05/15/20	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.